Long-Term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less: current maturities	$ (25,346)	$ (50,101)
Long-term debt, less current maturities	1,798,576	1,549,983
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(25,346)	(50,101)
Long-term debt, less current maturities	1,798,576	1,549,983
Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Less: current maturities		(25,000)
Long-term debt, less current maturities	1,521,031	1,375,080
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities		(25,000)
Long-term debt, less current maturities	1,521,031	1,375,080
IDRBs [Member] | 2009 Series A, due 2039 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000	50,000
Carrying Amount [Member]
Debt Instrument [Line Items]
Less: current maturities	(25,346)	(50,101)
Long-term debt, less current maturities	1,798,576	1,549,983
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(25,346)	(50,101)
Long-term debt, less current maturities	1,798,576	1,549,983
Carrying Amount [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Less: current maturities		(25,000)
Long-term debt, less current maturities	1,521,031	1,375,080
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	1,521,031	1,400,080
Less: current maturities		(25,000)
Long-term debt, less current maturities	1,521,031	1,375,080
Carrying Amount [Member] | Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Less: current maturities	(25,346)	(25,101)
Long-term debt, less current maturities	277,545	174,903
Unamortized debt issuance costs	(1,111)	(516)
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	302,891	200,004
Less: current maturities	(25,346)	(25,101)
Long-term debt, less current maturities	277,545	174,903
Centuri term loan/secured revolving credit facility	198,467	106,184
Carrying Amount [Member] | Centuri Secured Revolving Credit Facility [Member] | Centuri Construction Group Inc [Member]
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	56,472	41,185
Carrying Amount [Member] | Centuri Term Loan Facility [Member] | Centuri Construction Group Inc [Member]
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	199,578	106,700
Carrying Amount [Member] | Centuri Other Debt Obligations [Member] | Centuri Construction Group Inc [Member]
Long-term Debt, Current and Noncurrent Abstract
Centuri other debt obligations	47,952	52,635
Carrying Amount [Member] | Debentures [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(9,350)	(9,931)
Notes payable	1,173,150	1,197,569
Carrying Amount [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	250,000	250,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	250,000	250,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.8%, due 2046 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	300,000	300,000
Carrying Amount [Member] | Debentures [Member] | 8% Series, due 2026 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	75,000	75,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable		25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable	7,500	7,500
Carrying Amount [Member] | Debentures [Member] | Revolving Credit Facility and Commercial Paper [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Line of credit facility	150,000	5,000
Carrying Amount [Member] | IDRBs [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(2,119)	(2,489)
Unsecured debt	197,881	197,511
Carrying Amount [Member] | IDRBs [Member] | Tax-exempt Series A, due 2028 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | IDRBs [Member] | 2003 Series A, due 2038 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | IDRBs [Member] | 2008 Series A, due 2038 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | IDRBs [Member] | 2009 Series A, due 2039 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Market Value [Member] | Centuri Construction Group Inc [Member]
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	207,588	106,819
Centuri other debt obligations	48,183	52,840
Market Value [Member] | Centuri Secured Revolving Credit Facility [Member] | Centuri Construction Group Inc [Member]
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	56,525	41,292
Market Value [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	129,273	129,703
Market Value [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	158,304	149,734
Market Value [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	256,163	254,900
Market Value [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	283,243	266,793
Market Value [Member] | Debentures [Member] | Notes, 3.8%, due 2046 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	302,970	283,029
Market Value [Member] | Debentures [Member] | 8% Series, due 2026 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	96,063	94,691
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure		25,040
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	28,714	29,290
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	31,542	31,905
Market Value [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	8,882	8,769
Market Value [Member] | Debentures [Member] | Revolving Credit Facility and Commercial Paper [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	150,000	5,000
Market Value [Member] | IDRBs [Member] | Tax-exempt Series A, due 2028 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000	50,000
Market Value [Member] | IDRBs [Member] | 2003 Series A, due 2038 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000	50,000
Market Value [Member] | IDRBs [Member] | 2008 Series A, due 2038 [Member] | Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	$ 50,000	$ 50,000